Land and Yew Forest Use Rights (Details)	1 Months Ended		9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended	12 Months Ended	9 Months Ended
	Jul. 31, 2012 acre	Mar. 31, 2010 acre	Sep. 30, 2012 Parcel A [Member] Undeveloped forest land [Member] acre	Dec. 31, 2011 Parcel A [Member] Undeveloped forest land [Member] acre	Sep. 30, 2012 Parcel B [Member] Undeveloped forest land [Member] acre	Dec. 31, 2011 Parcel B [Member] Undeveloped forest land [Member] acre	Sep. 30, 2012 Parcel C [Member] Yew tree forests and underlying land [Member] acre	Dec. 31, 2011 Parcel C [Member] Yew tree forests and underlying land [Member] acre	Sep. 30, 2012 Parcel D [Member] Yew tree forests and underlying land [Member] acre	Dec. 31, 2011 Parcel D [Member] Yew tree forests and underlying land [Member] acre	Sep. 30, 2012 Parcel E [Member] Undeveloped forest land [Member] acre
Components of land and yew forest use rights
Useful life			50 years	50 years	50 years	50 years	50 years	50 years	45 years	45 years	16 years
Acquisition date			3/2004	3/2004	4/2004	4/2004	1/2008	1/2008	3/2010	3/2010	7/2012
Expiration date			3/2054	3/2054	4/2054	4/2054	1/2058	1/2058	3/2055	3/2055	3/2028
Area of land use rights (Metric"Mu")	117.5	15,865	125	125	400	400	290	290	15,865	15,865	117.5